Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables And Accruals [Abstract]
Research and development	$ 3,403	$ 7,830
Employee compensation costs	2,020	2,485
Consulting and professional services	2,252	2,335
Legal expenses	651	742
Deferred rent	72	122
Other	97	312
Total	$ 8,495	$ 13,826